Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK LIQUIDITY FUNDS
Entity Central Index Key	0000097098
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Jun. 27, 2025